Organization and Nature of Operations - Additional Information (Detail) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Jul. 31, 2021 HKD ($)	Dec. 31, 2020 CNY (¥)	Aug. 31, 2020 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 CNY (¥)	Jul. 22, 2022	Sep. 10, 2021	Sep. 06, 2021	Aug. 12, 2021	Jun. 23, 2021
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Net Income (Loss)				¥ (5,790,264)	¥ (10,375,775)		¥ (9,138,972)
Accumulated deficit				(41,585,549)	(35,760,301)
Cash from operations				(2,012,343)	956,164		¥ (8,232,376)
Cash, cash equivalents, and short-term investments				18,586,274	21,127,163
Cash and cash equivalents				18,586,274	¥ 21,127,163
Xintu Technology [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest acquired, percentage												100.00%
Kuntu Technology [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest acquired, percentage											100.00%
Xiaopeng Technology [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest acquired, percentage										50.00%
Xiaopeng Chuxing [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest acquired, percentage									50.00%
Global Offering on HKEX [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds From Global Public Offering After Deducting Underwriting Discounts And Commissions | $	$ 15,823,315
Proceeds from Sale and Maturity of Other Investments | $						$ 5,019,599
Guangzhou Xuetao [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest acquired, percentage								100.00%
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from initial public offering, net of issuance costs			¥ 11,409,248
Public Offering [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from FO, net of issurance cost		¥ 15,980,227
Unsecured Debt [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Cash, cash equivalents, and short-term investments				4,898
Cash and cash equivalents				¥ 35,980,838